GOODWILL (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of reconciliation of goodwill	The following table provides a reconciliation of goodwill:

(MILLIONS)	Total
Balance, as at December 31, 2023	$1,944
Foreign exchange and other	(56)
Balance, as at June 30, 2024	$1,888